DEBT (Schedule of Notes Payable - SBA Loan) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 1,410,270
Less current portion	(627,465)
Long term portion	782,805
Related Party [Member] | SBA Loan [Member]
Debt Instrument [Line Items]
Total	$ 1,410,270
Interest Rate	1.00%